Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (96,322)	$ (53,909)	$ (33,283)
Other comprehensive loss:
Foreign currency translation adjustment	12,341	(154)	(835)
Comprehensive loss	$ (83,981)	$ (54,063)	$ (34,118)